Consolidated Statements of Changes In Shareholders' Equity - USD ($) $ in Thousands		Ordinary shares [Member]		Additional paid-in capital [Member]	Treasury shares [Member]	Retained earnings [Member]	Total
Balance at Dec. 31, 2013		$ 21		$ 38,626	$ (38)	$ 52,082	$ 90,691
Balance, shares at Dec. 31, 2013	[1]	7,140,013
Exercise of options			[2]	1,353			1,353
Exercise of options, shares		78,620
Share-based compensation				1,266			1,266
Dividend						(7,183)	(7,183)
Net income						14,605	14,605
Balance at Dec. 31, 2014		$ 21		41,245	(38)	59,504	100,732
Balance, shares at Dec. 31, 2014	[1]	7,218,633
Exercise of options and RSUs	[3]		[2]	943			943
Exercise of options and RSUs, shares	[3]	65,711
Share-based compensation				1,913			1,913
Dividend						(7,274)	(7,274)
Net income						16,520	16,520
Balance at Dec. 31, 2015		$ 21		44,101	(38)	68,750	112,834
Balance, shares at Dec. 31, 2015	[1]	7,284,344
Exercise of options and RSUs	[3]	$ 1		951			952
Exercise of options and RSUs, shares	[3]	97,269
Share-based compensation				1,781			1,781
Dividend						(7,312)	(7,312)
Net income						13,137	13,137
Balance at Dec. 31, 2016		$ 22		$ 46,833	$ (38)	$ 74,575	$ 121,392
Balance, shares at Dec. 31, 2016	[1]	7,381,613

[1]	Net of 14,971 shares held by Silicom Inc.
[2]	Less than 1 thousand.
[3]	Restricted share units (hereinafter - "RSUs")